Commitments And Contingencies - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 12, 2023	Apr. 12, 2023	Jan. 31, 2023	Jan. 24, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Commitments [Line Items]
Deferred underwriting commission payable current	$ 8,050,000					$ 8,050,000
Deferred underwriting commission payable per share	$ 0.35					$ 0.35
Deferred legal fee	$ 940,000					$ 160,000	$ 0
KPMG LLP [Member]
Other Commitments [Line Items]
Business acquisition cost			$ 459,870	$ 275,000
Agreegate professional fees paid	450,554
Accrued professional fees			$ 919,740
Duff And Phelps [Member]
Other Commitments [Line Items]
Estimated Fees Payable	400,000				$ 150,000
Non refundable retainer fee				$ 50,000
Litigation settlement, expense	51,000
Cassels Brock And Blackwell LLP [Member]
Other Commitments [Line Items]
Accrued professional fees	200,000
Macfarlanes LLP [Member]
Other Commitments [Line Items]
Agreegate professional fees paid	472,526
MacKenzie Partners, Inc [Member]
Other Commitments [Line Items]
Professional fees commitment		$ 15,000
Litigation settlement, expense	0
Bass, Berry Sims PLC [Member]
Other Commitments [Line Items]
Accrued expenses	7,175
Consulting Services Agreement [Member]
Other Commitments [Line Items]
Success fee payable upon the consummation of business combination	$ 250,000					$ 250,000